Consolidated statements of changes in equity - PEN (S/) S/ in Thousands	Capital Stock [Member]	Investment Shares [Member]	Treasury Shares [Member]	Additional Paid-in Capital [Member]	Legal Reserve [Member]	Unrealized Gain (Loss) On Available-For-Sale Investments [Member]	Unrealized Gain On Cash Flow Hedge [Member]	Retained Earnings [Member]	Total [Member]	Non-Controlling Interests [Member]	Total
Balance at beginning at Dec. 31, 2015	S/ 531,461	S/ 50,503	S/ (108,248)	S/ 553,466	S/ 176,458	S/ (11)	S/ 11,660	S/ 727,765	S/ 1,943,054	S/ 103,080	S/ 2,046,134
Changes in Equity
Profit for the year								116,174	116,174	(3,280)	112,894
Other comprehensive income (loss)						156	(28,407)		(28,251)		(28,251)
Total comprehensive income						156	(28,407)	116,174	87,923	(3,280)	84,643
Appropriation of legal reserve, note 17(e)					11,617			(11,617)
Contribution of non-controlling interests, note 17(h)										4,488	4,488
Dividends, note 17(g)								(155,236)	(155,236)		(155,236)
Other adjustments of non-controlling interests, note 17(h)				(8,301)					(8,301)	8,301
Balance at ending at Dec. 31, 2016	531,461	50,503	(108,248)	545,165	188,075	145	(16,747)	677,086	1,867,440	112,589	1,980,029
Changes in Equity
Profit for the year								93,782	93,782	(13,151)	80,631
Other comprehensive income (loss)						(145)	(26,952)		(27,097)		(27,097)
Total comprehensive income						(145)	(26,952)	93,782	66,685	(13,151)	53,534
Appropriation of legal reserve, note 17(e)					9,379			(9,379)
Contribution of non-controlling interests, note 17(h)										491	491
Acquisition of treasury shares, note 17(c)			(34,216)						(34,216)		(34,216)
Splitting effects of equity block, note 1.3	(107,593)	(10,224)	23,459	(118,569)	(36,957)				(249,884)	(100,357)	(350,241)
Dividends, note 17(g)								(149,837)	(149,837)		(149,837)
Terminated dividends, note 17(g)					189				189		189
Impairment on brine project, note 1.4				6,759					6,759		6,759
Other adjustments of non-controlling interests, note 17(h)				(576)					(576)	576
Balance at ending at Dec. 31, 2017	423,868	40,279	(119,005)	432,779	160,686		(43,699)	611,652	1,506,560	148	1,506,708
Changes in Equity
Profit for the year								76,699	76,699	(1,553)	75,146
Other comprehensive income (loss)						4,002	27,751		31,753		31,753
Total comprehensive income						4,002	27,751	76,699	108,452	(1,553)	106,899
Appropriation of legal reserve, note 17(e)					7,670			(7,670)
Contribution of non-controlling interests, note 17(h)										1,405	1,405
Dividends, note 17(g)								(161,396)	(161,396)		(161,396)
Other			(2,253)						(2,253)		(2,253)
Balance at ending at Dec. 31, 2018	S/ 423,868	S/ 40,279	S/ (121,258)	S/ 432,779	S/ 168,356	S/ 4,002	S/ (15,948)	S/ 519,285	S/ 1,451,363		S/ 1,451,363